Investment In Affiliate (Summary Of Operations Accounted By Equity Method Investment) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Revenues	$ 218,907	¥ 17,992,000	¥ 19,961,000	¥ 22,807,000
Cost of revenues	105,803	8,696,000	9,403,000	10,988,000
Selling, general and administrative expenses	111,656	9,177,000	10,430,000	11,114,000
Operating income	1,448	119,000	128,000	705,000
Interest expense, net	(1,837)	(151,000)	(122,000)	(116,000)
Other, net	6,375	524,000	321,000	(65,000)
Net income	$ 5,986	¥ 492,000	¥ 327,000	¥ 524,000